Schedules of Investments
Pax High Yield Bond Fund	March 31, 2020

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 0.0%
HEALTH CARE: 0.0%
Interactive Health, Inc. (a)(b)(c)	706	$0

TOTAL COMMON STOCKS		0
(Cost $178,981)

PREFERRED STOCKS: 0.7%
HEALTH CARE: 0.3%
Avantor, Inc.	20,000	867,200
Interactive Health, Inc., 0.000% (a)(b)(c)	1,412	0
		867,200

LEISURE: 0.4%
RLJ Lodging Trust, REIT, 1.950%	80,000	1,400,000

TOTAL PREFERRED STOCKS		2,267,200
(Cost $3,440,244)

BONDS: 96.2%
CORPORATE BONDS: 94.3%
AUTOMOTIVE: 2.9%
Allison Transmission, Inc., 144A, 5.000%, 10/01/24 (d)	$1,000,000	977,470
Allison Transmission, Inc., 144A, 4.750%, 10/01/27 (d)	500,000	464,271
Ford Motor Credit Co., LLC, 2.343%, 11/02/20	1,000,000	965,000
Ford Motor Credit Co., LLC, 4.250%, 09/20/22	1,000,000	935,000
Ford Motor Credit Co., LLC, 3.664%, 09/08/24	1,000,000	905,000
Gates Global, LLC/Corp., 144A, 6.250%, 01/15/26 (d)	1,000,000	890,505
IHO Verwaltungs GmbH, 144A, 6.000%, 05/15/27 (d)	1,000,000	708,543
Meritor, Inc., 6.250%, 02/15/24	2,225,000	2,133,452
Nexteer Automotive Group Ltd., 144A, 5.875%, 11/15/21 (d)	1,000,000	1,001,387
		8,980,628

BANKING: 2.0%
Ally Financial, Inc., 4.125%, 02/13/22	1,500,000	1,451,295
Ally Financial, Inc., 3.875%, 05/21/24	1,000,000	906,255
Ally Financial, Inc., 5.750%, 11/20/25	1,000,000	985,700
Ally Financial, Inc., 8.000%, 11/01/31	1,000,000	1,164,250
CIT Bank NA, 2.969%, 09/27/25 (e)	2,000,000	1,697,710
		6,205,210

BASIC INDUSTRY: 12.9%
Adams Homes, Inc., 144A, 7.500%, 02/15/25 (d)	1,000,000	962,500
Advanced Drainage Systems, Inc., 144A, 5.000%, 09/30/27 (d)	1,000,000	898,543
Alcoa Nederland Holding BV, 144A, 7.000%, 09/30/26 (d)	1,000,000	935,550
Alcoa Nederland Holding BV, 144A, 6.125%, 05/15/28 (d)	1,000,000	915,550
Arconic, Inc., 5.900%, 02/01/27	2,000,000	1,871,498
Boise Cascade Co., 144A, 5.625%, 09/01/24 (d)	2,000,000	1,912,490
Builders FirstSource, Inc., 144A, 5.000%, 03/01/30 (d)	1,000,000	905,625
Cleveland-Cliffs, Inc., 144A, 4.875%, 01/15/24 (d)	950,000	877,558

Cleveland-Cliffs, Inc., 144A, 6.750%, 03/15/26 (d)	500,000	447,813
Cleveland-Cliffs, Inc., 6.250%, 10/01/40	500,000	277,853
Core & Main, LP, 144A, 6.125%, 08/15/25 (d)	1,500,000	1,406,205
First Quantum Minerals, Ltd., 144A, 7.250%, 05/15/22 (d)	1,000,000	895,340
FXI Holdings, Inc., 144A, 7.875%, 11/01/24 (d)	1,000,000	682,820
Koppers, Inc., 144A, 6.000%, 02/15/25 (d)	1,000,000	807,470
Kraton Polymers, LLC/Capital Corp., 144A, 7.000%, 04/15/25 (d)	1,500,000	1,340,145
Lennar Corp., 4.750%, 05/30/25	500,000	480,628
Lennar Corp., 5.250%, 06/01/26	2,000,000	2,052,084
Lennar Corp., 4.750%, 11/29/27	1,000,000	1,003,050
Neon Holdings, Inc., 144A, 10.125%, 04/01/26 (d)	1,000,000	902,883
New Enterprise Stone & Lime Co., Inc., 144A, 10.125%, 04/01/22 (d)	1,500,000	1,508,903
New Enterprise Stone & Lime Co., Inc., 144A, 6.250%, 03/15/26 (d)	950,000	882,115
New Gold, Inc., 144A, 6.250%, 11/15/22 (d)	500,000	489,365
New Gold, Inc., 144A, 6.375%, 05/15/25 (d)	500,000	469,060
Novelis Corp., 144A, 5.875%, 09/30/26 (d)	1,500,000	1,482,498
Novelis Corp., 144A, 4.750%, 01/30/30 (d)	1,000,000	895,625
Shea Homes, LP/Funding Corp., 144A, 4.750%, 02/15/28 (d)	1,000,000	859,375
SPCM SA, 144A, 4.875%, 09/15/25 (d)	950,000	904,847
Standard Industries, Inc., 144A, 6.000%, 10/15/25 (d)	1,500,000	1,485,405
Standard Industries, Inc., 144A, 5.000%, 02/15/27 (d)	2,000,000	1,833,935
Standard Industries, Inc., 144A, 4.750%, 01/15/28 (d)	500,000	463,959
Taylor Morrison Communities, Inc./Holdings II, Inc., 144A, 5.625%, 03/01/24 (d)	1,550,000	1,470,555
TRI Pointe Group, Inc., 5.250%, 06/01/27	1,000,000	898,243
Univar Solutions USA, Inc., 144A, 5.125%, 12/01/27 (d)	2,000,000	1,831,100
US Concrete, Inc., 6.375%, 06/01/24	1,000,000	908,755
USG Corp., 144A, 4.875%, 06/01/27 (d)	3,500,000	3,421,250
WESCO Distribution, Inc., 5.375%, 06/15/24	1,500,000	1,288,117
		40,668,712

CAPITAL GOODS: 5.6%
ARD Finance SA, 144A, 6.500%, 06/30/27 (d)	3,500,000	3,025,575
Ardagh Packaging Finance, PLC/Holdings USA, Inc., 144A, 4.125%, 08/15/26 (d)	1,000,000	1,000,622
Ardagh Packaging Finance, PLC/Holdings USA, Inc., 144A, 5.250%, 08/15/27 (d)	1,000,000	1,030,550
Bombardier, Inc., 144A, 8.750%, 12/01/21 (d)	1,500,000	1,257,000
Bombardier, Inc., 144A, 7.500%, 12/01/24 (d)	1,000,000	681,255
Bombardier, Inc., 144A, 7.875%, 04/15/27 (d)	1,000,000	674,925
Crown Americas, LLC/Capital Corp. VI, 4.750%, 02/01/26	1,650,000	1,704,850
EnerSys, 144A, 4.375%, 12/15/27 (d)	1,000,000	947,500
Manitowoc Co, Inc., The, 144A, 9.000%, 04/01/26 (d)	1,000,000	892,118
Mueller Water Products, Inc., 144A, 5.500%, 06/15/26 (d)	2,000,000	1,952,085
OI European Group BV, 144A, 4.000%, 03/15/23 (d)	2,000,000	1,917,489
Owens-Brockway Glass Container, Inc., 144A, 6.375%, 08/15/25 (d)	1,500,000	1,436,250
Wolverine Escrow, LLC, 144A, 8.500%, 11/15/24 (d)	1,000,000	803,745
Wolverine Escrow, LLC, 144A, 13.125%, 11/15/27 (d)	500,000	403,750
		17,727,714

CONSUMER GOODS: 4.7%
Cott Holdings, Inc., 144A, 5.500%, 04/01/25 (d)	1,500,000	1,464,383
Performance Food Group, Inc., 144A, 5.500%, 06/01/24 (d)	1,500,000	1,408,117
Performance Food Group, Inc., 144A, 5.500%, 10/15/27 (d)	250,000	233,769
Post Holdings, Inc., 144A, 5.000%, 08/15/26 (d)	500,000	517,350
Post Holdings, Inc., 144A, 5.750%, 03/01/27 (d)	1,000,000	1,031,677
Post Holdings, Inc., 144A, 5.500%, 12/15/29 (d)	2,000,000	2,085,700

Prestige Brands, Inc., 144A, 6.375%, 03/01/24 (d)	2,000,000	2,062,510
Prestige Brands, Inc., 144A, 5.125%, 01/15/28 (d)	500,000	498,900
Spectrum Brands, Inc., 6.125%, 12/15/24	1,000,000	963,745
Spectrum Brands, Inc., 144A, 5.000%, 10/01/29 (d)	1,000,000	858,543
Tempur Sealy International, Inc., 5.500%, 06/15/26	2,000,000	1,761,400
US Foods, Inc., 144A, 5.875%, 06/15/24 (d)	2,000,000	1,833,510
		14,719,604

ENERGY: 6.1%
Antero Resources Corp., 5.375%, 11/01/21	500,000	366,480
Antero Resources Corp., 5.625%, 06/01/23	500,000	203,750
Archrock Partners, LP/Finance Corp., 144A, 6.875%, 04/01/27 (d)	1,000,000	717,068
Archrock Partners, LP/Finance Corp., 144A, 6.250%, 04/01/28 (d)	500,000	348,750
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 144A, 10.000%, 04/01/22 (d)	500,000	296,240
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 144A, 7.000%, 11/01/26 (d)	500,000	143,229
DCP Midstream Operating, LP, 5.125%, 05/15/29	2,000,000	1,271,000
Extraction Oil & Gas, Inc., 144A, 5.625%, 02/01/26 (d)	475,000	82,433
Genesis Energy, LP/Finance Corp., 5.625%, 06/15/24	1,000,000	708,745
Global Partners, LP/GLP Finance Corp., 7.000%, 08/01/27	1,000,000	758,543
Hess Midstream Operations, LP, 144A, 5.625%, 02/15/26 (d)	950,000	677,381
Laredo Petroleum, Inc., 9.500%, 01/15/25	2,000,000	807,500
Oasis Petroleum, Inc., 6.875%, 03/15/22	1,000,000	205,000
Oasis Petroleum, Inc., 6.875%, 01/15/23	1,000,000	212,500
Oasis Petroleum, Inc., 144A, 6.250%, 05/01/26 (d)	1,000,000	167,575
Parkland Fuel Corp., 144A, 6.000%, 04/01/26 (d)	1,000,000	935,550
Suburban Propane Partners, LP/Suburban Energy Finance Corp., 5.750%, 03/01/25	2,000,000	1,867,490
Suburban Propane Partners, LP/Suburban Energy Finance Corp., 5.875%, 03/01/27	1,500,000	1,394,688
Sunoco, LP/Finance Corp., 4.875%, 01/15/23	1,000,000	963,745
Sunoco, LP/Finance Corp., 6.000%, 04/15/27	1,000,000	866,968
Sunoco, LP/Finance Corp., 5.875%, 03/15/28	1,000,000	838,543
Superior Plus, LP/General Partner, Inc., 144A, 7.000%, 07/15/26 (d)	2,000,000	1,967,085
Targa Resources Partners, LP/Finance Corp., 5.250%, 05/01/23	1,000,000	866,255
Targa Resources Partners, LP/Finance Corp., 6.500%, 07/15/27	500,000	430,000
Targa Resources Partners, LP/Finance Corp., 5.000%, 01/15/28	500,000	406,516
Targa Resources Partners, LP/Finance Corp., 6.875%, 01/15/29	500,000	406,250
TransMontaigne Partners, LP/TLP Finance Corp., 6.125%, 02/15/26	1,750,000	1,414,948
		19,324,232

FINANCIAL SERVICES: 4.2%
CIT Group, Inc., 5.000%, 08/01/23	2,000,000	1,936,729
CIT Group, Inc., 5.250%, 03/07/25	500,000	490,628
CIT Group, Inc., 6.125%, 03/09/28	1,000,000	948,543
Fair Isaac Corp., 144A, 5.250%, 05/15/26 (d)	1,000,000	998,543
Fair Isaac Corp., 144A, 4.000%, 06/15/28 (d)	500,000	477,500
Fly Leasing, Ltd., 6.375%, 10/15/21	3,000,000	2,881,874
MSCI, Inc., 144A, 4.000%, 11/15/29 (d)	1,000,000	998,930
MSCI, Inc., 144A, 3.625%, 09/01/30 (d)	250,000	238,594
Springleaf Finance Corp., 6.875%, 03/15/25	1,000,000	1,014,590
Springleaf Finance Corp., 7.125%, 03/15/26	2,000,000	1,991,250
Springleaf Finance Corp., 6.625%, 01/15/28	1,000,000	950,550
Springleaf Finance Corp., 5.375%, 11/15/29	500,000	460,275
		13,388,006

HEALTH CARE: 9.4%
Avantor, Inc., 144A, 6.000%, 10/01/24 (d)	1,500,000	1,580,933
Avantor, Inc., 144A, 9.000%, 10/01/25 (d)	2,000,000	2,117,910
Centene Corp., 144A, 5.375%, 06/01/26 (d)	950,000	983,877
Centene Corp., 144A, 4.250%, 12/15/27 (d)	1,000,000	985,550
Centene Corp., 144A, 4.625%, 12/15/29 (d)	1,000,000	1,010,550
Centene Corp., 144A, 3.375%, 02/15/30 (d)	500,000	466,875
Encompass Health Corp., 4.500%, 02/01/28	500,000	492,775
Encompass Health Corp., 4.750%, 02/01/30	500,000	492,775
Endo Dac/Finance, LLC/Finco, Inc., 144A, 6.000%, 07/15/23 (d)	819,000	599,385
Endo Finance, LLC/Endo Finco, Inc., 144A, 5.375%, 01/15/23 (d)	1,000,000	708,745
HCA, Inc., 5.875%, 05/01/23	1,750,000	1,835,321
HCA, Inc., 5.375%, 02/01/25	2,000,000	2,057,510
HCA, Inc., 5.875%, 02/15/26	1,000,000	1,058,050
HCA, Inc., 5.375%, 09/01/26	475,000	492,848
HCA, Inc., 3.500%, 09/01/30	1,000,000	910,698
Hill-Rom Holdings, Inc., 144A, 4.375%, 09/15/27 (d)	2,000,000	1,987,085
IQVIA, Inc., 144A, 5.000%, 05/15/27 (d)	1,000,000	1,029,468
MPT Operating Partnership LP/Finance Corp., 6.375%, 03/01/24	1,000,000	1,003,749
MPT Operating Partnership LP/Finance Corp., 5.000%, 10/15/27	1,500,000	1,466,363
MPT Operating Partnership, LP/Finance Corp., 4.625%, 08/01/29	1,000,000	935,625
Par Pharmaceutical, Inc., 144A, 7.500%, 04/01/27 (d)	2,000,000	2,005,150
Sabra Health Care, LP, REIT, 5.125%, 08/15/26	1,000,000	947,681
Verscend Escrow Corp., 144A, 9.750%, 08/15/26 (d)	2,500,000	2,514,238
Vizient, Inc., 144A, 6.250%, 05/15/27 (d)	2,000,000	1,967,915
		29,651,076

INSURANCE: 1.2%
Fidelity & Guaranty Life Holdings, Inc., 144A, 5.500%, 05/01/25 (d)	2,000,000	1,990,540
GTCR AP Finance, Inc., 144A, 8.000%, 05/15/27 (d)	2,000,000	1,857,085
		3,847,625

LEISURE: 2.2%
ESH Hospitality, Inc., 144A, 4.625%, 10/01/27 (d)	1,000,000	785,550
GLP Capital, LP/Financing II, Inc., 5.375%, 04/15/26	1,000,000	891,950
GLP Capital, LP/Financing II, Inc., 5.750%, 06/01/28	1,000,000	890,668
Hilton Domestic Operating Co., Inc., 4.875%, 01/15/30	1,000,000	856,967
Hilton Grand Vacations Borrower, LLC /Inc., 6.125%, 12/01/24	1,000,000	908,745
MGM Resorts International, 5.500%, 04/15/27	1,000,000	915,550
Scientific Games International, Inc., 144A, 8.250%, 03/15/26 (d)	1,000,000	645,732
VICI Properties, LP/VICI Note Co., Inc., 144A, 3.500%, 02/15/25 (d)	1,000,000	938,125
		6,833,287

MEDIA: 16.9%
Altice Financing SA, 144A, 7.500%, 05/15/26 (d)	2,000,000	1,948,900
Altice Financing SA, 144A, 5.000%, 01/15/28 (d)	1,000,000	892,500
Altice Finco SA, 144A, 7.625%, 02/15/25 (d)	1,000,000	948,745
Altice France Holding SA, 144A, 10.500%, 05/15/27 (d)	1,000,000	1,060,000
Altice France Holding SA, 144A, 6.000%, 02/15/28 (d)	1,000,000	887,180
Altice France SA, 144A, 7.375%, 05/01/26 (d)	2,000,000	1,996,400
Altice France SA, 144A, 8.125%, 02/01/27 (d)	500,000	524,025
Altice France SA, 144A, 5.500%, 01/15/28 (d)	2,000,000	1,883,700
AMC Networks, Inc., 4.750%, 12/15/22	667,000	650,352
CCO Holdings, LLC/Capital Corp., 144A, 5.125%, 05/01/23 (d)	1,000,000	1,016,255
CCO Holdings, LLC/Capital Corp., 144A, 5.750%, 02/15/26 (d)	1,000,000	1,018,200

CCO Holdings, LLC/Capital Corp., 144A, 5.500%, 05/01/26 (d)	1,000,000	1,021,968
CCO Holdings, LLC/Capital Corp., 144A, 5.375%, 06/01/29 (d)	2,500,000	2,582,874
CCO Holdings, LLC/Capital Corp., 144A, 4.750%, 03/01/30 (d)	3,500,000	3,501,924
Clear Channel Worldwide Holdings, Inc., 144A, 9.250%, 02/15/24 (d)	851,000	735,056
Clear Channel Worldwide Holdings, Inc., 144A, 5.125%, 08/15/27 (d)	500,000	475,900
CSC Holdings, LLC, 5.875%, 09/15/22	1,000,000	1,015,340
CSC Holdings, LLC, 144A, 10.875%, 10/15/25 (d)	2,500,000	2,717,187
CSC Holdings, LLC, 144A, 7.500%, 04/01/28 (d)	1,000,000	1,072,388
CSC Holdings, LLC, 144A, 5.750%, 01/15/30 (d)	2,500,000	2,530,525
Entercom Media Corp., 144A, 7.250%, 11/01/24 (d)	500,000	421,873
Entercom Media Corp., 144A, 6.500%, 05/01/27 (d)	500,000	438,021
iHeartCommunications, Inc., 8.375%, 05/01/27	2,000,000	1,752,340
iHeartCommunications, Inc., 144A, 5.250%, 08/15/27 (d)	1,000,000	880,550
iHeartCommunications, Inc., 144A, 4.750%, 01/15/28 (d)	500,000	452,775
Lamar Media Corp., 144A, 3.750%, 02/15/28 (d)	500,000	472,440
Lamar Media Corp., 144A, 4.000%, 02/15/30 (d)	500,000	468,750
LCPR Senior Secured Financing DAC, 144A, 6.750%, 10/15/27 (d)	1,000,000	990,550
MDC Partners, Inc., 144A, 6.500%, 05/01/24 (d)	1,500,000	1,136,250
Nexstar Broadcasting, Inc., 144A, 5.625%, 07/15/27 (d)	2,000,000	1,966,100
Nielsen Co. Luxembourg SARL, The, 144A, 5.000%, 02/01/25 (d)	975,000	911,596
Nielsen Finance, LLC/Co., 144A, 5.000%, 04/15/22 (d)	2,500,000	2,317,900
Outfront Media Capital, LLC/Corp., 144A, 5.000%, 08/15/27 (d)	1,000,000	925,550
Outfront Media Capital, LLC/Corp., 144A, 4.625%, 03/15/30 (d)	1,000,000	895,550
Sirius XM Radio, Inc., 144A, 5.375%, 04/15/25 (d)	1,100,000	1,117,870
Sirius XM Radio, Inc., 144A, 5.375%, 07/15/26 (d)	1,450,000	1,489,839
Sirius XM Radio, Inc., 144A, 5.000%, 08/01/27 (d)	500,000	510,225
Sirius XM Radio, Inc., 144A, 5.500%, 07/01/29 (d)	1,000,000	1,025,550
TEGNA, Inc., 144A, 5.000%, 09/15/29 (d)	2,500,000	2,266,374
Terrier Media Buyer, Inc., 144A, 8.875%, 12/15/27 (d)	2,000,000	1,705,000
Virgin Media Secured Finance PLC, 144A, 5.500%, 08/15/26 (d)	1,000,000	1,021,968
Virgin Media Secured Finance PLC, 144A, 5.500%, 05/15/29 (d)	1,500,000	1,502,925
		53,149,415

REAL ESTATE: 3.2%
ESH Hospitality, Inc., 144A, 5.250%, 05/01/25 (d)	950,000	803,942
Five Point Operating Co., LP/Capital Corp., 144A, 7.875%, 11/15/25 (d)	2,000,000	1,734,940
Greystar Real Estate Partners, LLC, 144A, 5.750%, 12/01/25 (d)	1,450,000	1,323,169
HAT Holdings I, LLC/HAT Holdings II, LLC, 144A, 5.250%, 07/15/24 (d)	3,000,000	2,898,765
iStar, Inc., 4.250%, 08/01/25	1,000,000	829,900
Kennedy-Wilson, Inc., 5.875%, 04/01/24	1,700,000	1,533,689
Realogy Group, LLC/Realogy Co-Issuer Corp., 144A, 9.375%, 04/01/27 (d)	1,000,000	850,365
		9,974,770

RETAIL: 2.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 4.625%, 01/15/27 (d)	1,000,000	1,000,550
KFC Holding/Pizza Hut Holdings/Taco Bell of America, LLC, 144A, 4.750%, 06/01/27 (d)	1,500,000	1,420,450
Michaels Stores, Inc., 144A, 8.000%, 07/15/27 (d)	500,000	372,775
Murphy Oil USA, Inc., 4.750%, 09/15/29	1,000,000	943,050
New Albertsons, LP, 7.750%, 06/15/26	1,000,000	948,543
PetSmart, Inc., 144A, 7.125%, 03/15/23 (d)	1,000,000	938,750
Sally Holdings, LLC/Capital, Inc., 5.625%, 12/01/25	1,500,000	1,233,758
Yum! Brands, Inc., 144A, 7.750%, 04/01/25 (d)	250,000	263,125
Yum! Brands, Inc., 144A, 4.750%, 01/15/30 (d)	1,000,000	945,550
		8,066,551

SERVICES: 6.4%
Diebold Nixdorf, Inc., 8.500%, 04/15/24	1,000,000	658,755
GFL Environmental, Inc., 144A, 7.000%, 06/01/26 (d)	600,000	585,875
GFL Environmental, Inc., 144A, 5.125%, 12/15/26 (d)	1,000,000	982,500
GFL Environmental, Inc., 144A, 8.500%, 05/01/27 (d)	600,000	606,150
Harsco Corp., 144A, 5.750%, 07/31/27 (d)	1,500,000	1,399,373
Iron Mountain, Inc., 5.750%, 08/15/24	2,000,000	2,004,940
Iron Mountain, Inc., 144A, 4.875%, 09/15/29 (d)	1,500,000	1,419,521
KAR Auction Services, Inc., 144A, 5.125%, 06/01/25 (d)	2,000,000	1,922,510
Korn Ferry, 144A, 4.625%, 12/15/27 (d)	1,500,000	1,314,375
Maxim Crane Works Holdings Capital LLC, 144A, 10.125%, 08/01/24 (d)	1,000,000	793,755
Prime Security Services Borrower, LLC/Finance, Inc., 144A, 5.750%, 04/15/26 (d)	2,000,000	1,971,244
Prime Security Services Borrower, LLC/Finance, Inc., 144A, 6.250%, 01/15/28 (d)	1,000,000	869,999
Staples, Inc., 144A, 7.500%, 04/15/26 (d)	1,000,000	889,372
United Rentals North America, Inc., 6.500%, 12/15/26	1,000,000	1,020,550
United Rentals North America, Inc., 5.250%, 01/15/30	1,500,000	1,507,875
Williams Scotsman International, Inc., 144A, 6.875%, 08/15/23 (d)	2,500,000	2,296,863
		20,243,657

TECHNOLOGY & ELECTRONICS: 3.3%
Camelot Finance SA, 144A, 4.500%, 11/01/26 (d)	1,000,000	975,622
Castle US Holding Corp., 144A, 9.500%, 02/15/28 (d)	1,000,000	955,625
CommScope Technologies, LLC, 144A, 6.000%, 06/15/25 (d)	500,000	461,350
CommScope Technologies, LLC, 144A, 5.000%, 03/15/27 (d)	500,000	437,538
CommScope, Inc., 144A, 5.500%, 06/15/24 (d)	950,000	884,422
CommScope, Inc., 144A, 6.000%, 03/01/26 (d)	500,000	502,061
CommScope, Inc., 144A, 8.250%, 03/01/27 (d)	1,000,000	969,450
Dell International LLC/EMC Corp, 144A, 7.125%, 06/15/24 (d)	2,500,000	2,590,624
Open Text Holdings, Inc., 144A, 4.125%, 02/15/30 (d)	1,500,000	1,418,812
Presidio Holdings, Inc., 144A, 8.250%, 02/01/28 (d)	1,000,000	888,750
Rackspace Hosting, Inc., 144A, 8.625%, 11/15/24 (d)	500,000	452,500
		10,536,754

TELECOMMUNICATIONS: 7.7%
C&W Senior Financing DAC, 144A, 6.875%, 09/15/27 (d)	500,000	434,734
CenturyLink, Inc., 5.625%, 04/01/25	950,000	960,683
CenturyLink, Inc., 144A, 5.125%, 12/15/26 (d)	1,000,000	1,007,500
CenturyLink, Inc., 144A, 4.000%, 02/15/27 (d)	1,000,000	977,500
Cogent Communications Group, Inc., 144A, 5.375%, 03/01/22 (d)	700,000	709,405
Connect Finco SARL/LLC, 144A, 6.750%, 10/01/26 (d)	1,000,000	830,000
Frontier Communications Corp., 11.000%, 09/15/25	500,000	135,000
Level 3 Financing, Inc., 5.375%, 01/15/24	450,000	453,935
Level 3 Financing, Inc., 5.250%, 03/15/26	1,000,000	1,004,925
Level 3 Financing, Inc., 144A, 4.625%, 09/15/27 (d)	2,000,000	1,998,900
Sable International Finance, Ltd., 144A, 5.750%, 09/07/27 (d)	1,000,000	908,543
SBA Communications Corp., 4.875%, 09/01/24	1,000,000	1,018,750
Sprint Capital Corp., 6.875%, 11/15/28	1,000,000	1,147,750
Sprint Communications, Inc., 6.000%, 11/15/22	1,000,000	1,042,840
Sprint Corp., 7.250%, 09/15/21	1,000,000	1,036,160
Sprint Corp., 7.875%, 09/15/23	1,500,000	1,655,752
Sprint Corp., 7.125%, 06/15/24	1,000,000	1,103,905
Telecom Italia SpA, 144A, 5.303%, 05/30/24 (d)	1,000,000	1,012,530
T-Mobile USA, Inc., 6.000%, 04/15/24	2,000,000	2,053,940

T-Mobile USA, Inc., 6.375%, 03/01/25	1,000,000	1,027,535
T-Mobile USA, Inc., 5.125%, 04/15/25	500,000	514,970
T-Mobile USA, Inc., 6.500%, 01/15/26	500,000	527,775
T-Mobile USA, Inc., 4.750%, 02/01/28	1,000,000	1,047,350
Uniti Group, LP/Fiber Holdings, Inc./CSL Capital, LLC, 144A, 7.875%, 02/15/25 (d)	500,000	463,440
Zayo Group Holdings, Inc., 144A, 4.000%, 03/01/27 (d)	1,000,000	961,875
Zayo Group Holdings, Inc., 144A, 6.125%, 03/01/28 (d)	250,000	238,906
		24,274,603

TRANSPORTATION: 0.9%
Air Canada, 144A, 7.750%, 04/15/21 (d)	2,000,000	1,962,400
Great Lakes Dredge & Dock Corp., 8.000%, 05/15/22	1,000,000	987,184
		2,949,584

UTILITY: 2.1%
Azure Power Solar Energy Pvt, Ltd., 144A, 5.650%, 12/24/24 (d)	1,000,000	855,960
Clearway Energy Operating, LLC, 144A, 4.750%, 03/15/28 (d)	1,000,000	931,250
NextEra Energy Operating Partners, LP, 144A, 4.250%, 07/15/24 (d)	1,000,000	981,255
NextEra Energy Operating Partners, LP, 144A, 4.250%, 09/15/24 (d)	500,000	490,628
NextEra Energy Operating Partners, LP, 144A, 4.500%, 09/15/27 (d)	1,500,000	1,472,951
TerraForm Power Operating, LLC, 144A, 5.000%, 01/31/28 (d)	1,000,000	1,053,350
TerraForm Power Operating, LLC, 144A, 4.750%, 01/15/30 (d)	1,000,000	975,550
		6,760,944

TOTAL CORPORATE BONDS		297,302,372
(Cost $318,145,954)		.

LOANS: 1.9%
RETAIL: 0.5%
PetSmart, Inc., 3 month LIBOR + 3.25%, 4.176%, 03/11/22 (e)	1,542,303	1,483,125

SERVICES: 0.6%
Dun & Bradstreet Corp., The, 3 month LIBOR + 5.00%, 6.731%, 02/08/26 (e)	2,000,000	1,817,500

TECHNOLOGY & ELECTRONICS: 0.8%
Rackspace Hosting, Inc., 4.204%, 11/03/23 (e)	1,994,885	1,761,045
Veritas US, Inc., 5.732%, 01/27/23 (e)	1,000,000	866,250
		2,627,295

TOTAL LOANS		5,927,920
(Cost $5,750,025)

TOTAL BONDS		303,230,292
(Cost $323,895,979)

CERTIFICATES OF DEPOSIT: 0.4%
Beneficial State Bank, 1.200%, 01/21/21 (b)	200,000	200,000
Providence Bank & Trust, 0.499%, 08/03/20 (b)	201,203	201,203
Self-Help Federal Credit Union, 1.900%, 12/20/21 (b)	400,000	404,027
Shared Interest, Inc., 2.400%, 09/30/21 (b)	500,000	500,000
TOTAL CERTIFICATES OF DEPOSIT		1,305,230
(Cost $1,301,203)

MONEY MARKET: 1.9%
State Street Institutional U.S. Government Money Market Fund, 0.320% (f)(g)	5,907,588	5,907,588
(Cost $5,907,588)

TOTAL INVESTMENTS: 99.2%		312,710,310
(Cost $334,723,995)

Other assets and liabilities - (net): 0.8%		2,718,443

Net Assets: 100.0%		$315,428,753

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Security valued using significant unobservable inputs.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(e)	Rate shown reflects the accrual rate as of March 31, 2020 on securities with variable or step rates.
(f)	Rate shown represents annualized 7-day yield as of March 31, 2020.
(g)	Premier Class shares

LIBOR-London Inter-bank Offered Rate. At March 31, 2020 the 1 month and 3 month LIBOR rates were 0.993% and 1.451%, respectively.

LP-Limited Partnership

March 31, 2020

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the "Boards" or "Boards of Trustees")(so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At March 31, 2020, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $97,805, representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held two securities fair valued at $0, representing 0.00% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2020:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$628,666,136	$-	$-	$628,666,136
Cash Equivalents	16,614,772	-	-	16,614,772
Total	$645,280,908	$-	$-	$645,280,908
Small Cap
Common Stocks	$299,765,487	$-	$-	$299,765,487
Cash Equivalents	12,308,274	-	-	12,308,274
Total	$312,073,761	$-	$-	$312,073,761
ESG Beta Quality
Common Stocks	$186,211,545	$-	$-	$186,211,545
Cash Equivalents	1,027,371	-	-	1,027,371
Total	$187,238,916	$-	$-	$1,875,238,916
ESG Beta Dividend
Common Stocks	$98,998,455	$-	$-	$98,998,455
Cash Equivalents	511,679	-	-	511,679
Total	$99,510,134	$-	$-	$99,510,134
Global Opportunities
Common Stocks	$18,175,231	$16,406,072	$-	$34,581,303
Cash Equivalents	574,480	-	-	574,480
Total	$18,749,711	$16,406,072	$-	$35,155,783
Global Environmental Markets
Common Stocks	$471,849,901	$346,998,691	$-	$818,848,592
Cash Equivalents	1,055,295	-	-	1,055,295
Total	$472,905,196	$346,998,691	$-	$819,903,887
Global Women’s Leadership
Common Stocks	$320,180,647	$114,208,550	$-	$434,389,197
Preferred Stocks	-	417,450	-	417,450
Cash Equivalents	70,787	-	-	70,787
Total	$320,251,434	$114,626,000	$-	$434,877,434
EAFE ESG Leaders
Common Stocks	$4,514,064	$483,793,618	$-	$488,307,682
Preferred Stocks	-	1,214,286	-	1,214,286
Exchange-Traded Funds	5,484,058	-	-	5,484,058
Cash Equivalents	5,355,712	-	-	5,355,712
Total	$15,353,834	$485,007,904	$-	$500,361,738
Core Bond
Community Investment Notes	$-	$3,384,738	$-	$3,384,738
Corporate Bonds	-	200,630,785	-	200,630,785
U.S. Gov't Agency Bonds	-	7,086,298	-	7,086,298
Supranational Bonds	-	26,156,508	-	26,156,508
Municipal Bonds	-	23,778,901	-	23,778,901
U.S. Treasury Notes	-	151,935,505	-	151,935,505
Mortgage-Backed Securities	-	232,649,393	-	232,649,393
Medium Term Certificates of Deposit	-	507,716	-	507,716
Cash Equivalents	27,606,722	250,068	-	27,856,790
Total	$27,606,722	$646,379,912	$-	$673,986,634
High Yield Bond
Common Stocks	$-	$-	$0	$0
Preferred Stocks	2,267,200	-	0	2,267,200
Corporate Bonds	-	297,302,372	-	297,302,372
Loans	-	5,927,920	-	5,927,920
Medium Term Certificates of Deposit	-	1,104,027	-	1,104,027
Cash Equivalents	5,907,588	201,203	-	6,108,791
Total	$8,174,788	$304,535,522	$0	$312,710,310
Sustainable Allocation
Affiliated Investment Companies	$1,630,031,730	$-	$-	$1,630,031,730
Cash Equivalents	42,607,432	-	-	42,607,432
Total	$1,672,639,162	$-	$-	$1,672,639,162

*	Table includes securities valued at zero.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At March 31, 2020, the Sustainable Allocation Fund held the following investments in affiliated Funds:

								Net change in
	Shares			Shares				Unrealized
	Held at	Gross	Gross	Held at	Value at	Dividend	Realized	Appreciation/	Value at
Fund	12/31/19	Additions	Reductions	3/31/2020	12/31/19	Income	Gains/Losses[1]	Depreciation	03/31/20
Sustainable Allocation
Large Cap	73,178,029	3,496,365	1,371,115	75,303,279	$761,051,498	$-	$781,536	$(136,755,163)	$640,077,870
Small Cap	2,158,328	1,631,022	-	3,789,350	31,986,423	-	-	(12,236,138)	39,750,285
ESG Beta Dividend	10,010,369	-	771,605	9,238,764	128,232,821	-	1,235,674	(24,863,556)	94,604,940
Global Opportunities	2,548,966	-	-	2,548,966	30,689,545	-	-	(5,556,745)	25,132,800
Global Environmental Markets	1,482,025	683,280	-	2,165,305	25,149,965	-	-	(4,808,105)	28,841,860
Global Women's Leadership	785,900	726,588	-	1,512,488	21,329,334	-	-	(8,977,223)	32,352,110
EAFE ESG Leaders	15,576,499	3,083,157	2,116,402	16,543,254	145,484,501	-	1,664,745	(27,390,896)	121,758,350
Core Bond	66,778,157	376,683	7,162,992	59,991,848	687,147,238	3,965,786	3,396,107	8,505,597	627,514,728
High Yield	3,263,125	42,460	-	3,305,585	22,058,723	274,325	-	(2,334,262)	19,998,787
Total					$1,853,130,048	$4,240,111	$7,078,063	$(214,416,491)	$1,630,031,730

[1]	Includes realized capital gain distributions, from an affiliated fund, if any.